Employee benefit expenses	12 Months Ended
Jun. 30, 2025
Employee benefit expenses
Employee benefit expenses
7	Employee benefit expenses

7.1Employee benefit expenses and average number of people employed

	2025	2024	2023
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(271,568)	(316,341)	(288,451)
Social security costs	(35,755)	(41,435)	(35,057)
Share-based payments (Note 28)	(1,581)	(1,969)	(3,386)
Pension costs – defined contribution schemes (Note 29.2)	(4,352)	(4,974)	(4,480)
	(313,256)	(364,719)	(331,374)
Termination benefits recognised in exceptional items (Note 6)	(34,579)	(12,334)	—
Total employee benefit expenses including exceptional items	(347,835)	(377,053)	(331,374)

Details of the pension arrangements offered by the Company and the Group are disclosed in Note 29.

The average number of employees during the year, including directors, was as follows:

	2025	2024	2023
	Number	Number	Number
By activity:
Football – men’s and women’s players	133	136	131
Football - technical and coaching	164	193	192
Commercial	129	170	160
Media	82	111	104
Administration and other	424	530	525
Average number of employees	932	1,140	1,112

The Group also employs approximately 2,238 temporary staff to perform, among other things, catering, security, ticketing, hospitality and marketing services during Matchdays at Old Trafford (2024: 2,875; 2023: 2,517), the costs of which are included in the employee benefit expense above.

7.2Key management compensation

Key management includes directors (executive and non-executive) of the Company. The compensation paid or payable to key management for employee services, which is included in the employee benefit expense table above, is shown below:

	2025	2024	2023
	£’000	£’000	£’000
Short-term employee benefits	(6,709)	(2,938)	(4,838)
Share-based payments	(1,206)	(2,341)	(2,349)
Termination benefits	—	(5,725)	—
Post-employment benefits	—	(26)	(8)
	(7,915)	(11,030)	(7,195)